Financial risk management - Currency Risk (Details) - Euro - Foreign currency contracts - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in currency rate	10.00%	10.00%	10.00%
€ strengthens against US$	€ 197	€ 176	€ 33
€ weakens against US$	€ (197)	€ (176)	€ (36)